Subsequent Events (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 25, 2024 $ / shares shares	Jan. 18, 2024 USD ($)	Jan. 18, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Subsequent Events [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares	$ 4.5
Prefunded warrants issued (in Shares) | shares	648,890
Warrants exercisable expire term	5 years
Prefunded exercise price (in Dollars per share) | $ / shares	$ 0.0001
Aggregate gross proceeds				$ 4,000
Agent fees				280
Other offering expenses				$ 295
Period of services				7 years	7 years
Stock Option [Member]
Subsequent Events [Line Items]
Consideration for services | ₪					₪ 12,000
TES System [Member]
Subsequent Events [Line Items]
Consideration for services				$ 3,300
Warrants [Member]
Subsequent Events [Line Items]
Warrants issued (in Shares) | shares	888,890
Warrants exercise price (in Dollars per share) | $ / shares	$ 5
Warrant [Member]
Subsequent Events [Line Items]
Warrants				3,024
Equity- classified warrants value				$ 1,600
Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares) | shares	240,000
Warrants price per share (in Dollars per share) | $ / shares	$ 4.4999
Subsequent Event [Member]
Subsequent Events [Line Items]
Consideration for services | ₪			₪ 1,708
TES System [Member]
Subsequent Events [Line Items]
Period of services				7 years	7 years
Consideration for services				$ 300	₪ 1,020
Israeli Innovation Authority [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Consideration for services		$ 450